Offerings	Sep. 04, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	7.250% Series A Preferred Shares
Fee Rate	0.01476%
Amount of Registration Fee	$ 0
Carry Forward Form Type	424B5
Carry Forward File Number	333-281931
Carry Forward Initial Effective Date	Mar. 20, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 12,217.39
Offering Note	Each Series A Preferred Share representing one beneficial interest in Compass Diversified Holdings corresponds to one underlying Series A Trust Preferred Interest of Compass Group Diversified Holdings LLC. If the trust is dissolved, each Series A Preferred Share representing a beneficial interest in Compass Diversified Holdings will be exchanged for a Series A Trust Preferred Interest of Compass Group Diversified Holdings LLC.
An unspecified number of Series A Preferred Shares, Series B Preferred Shares and Series C Preferred Shares having an aggregate offering price of up to $117,226,340.31 is being newly registered as may from time to time be offered at unspecified prices.
The filing fee is calculated in accordance with 457(o) and 457(r) of the Securities Act.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	7.250% Series A Trust Preferred Interests (Series A Trust Preferred Interests) of Compass Group Diversified Holdings LLC
Fee Rate	0.01476%
Carry Forward Form Type	424B5
Carry Forward File Number	333-281931
Carry Forward Initial Effective Date	Mar. 20, 2024
Offering Note	Each Series A Preferred Share representing one beneficial interest in Compass Diversified Holdings corresponds to one underlying Series A Trust Preferred Interest of Compass Group Diversified Holdings LLC. If the trust is dissolved, each Series A Preferred Share representing a beneficial interest in Compass Diversified Holdings will be exchanged for a Series A Trust Preferred Interest of Compass Group Diversified Holdings LLC.
Pursuant to Rule 457(i)
under
the Securities Act of 1933, as
amended
(the “Securities Act”), no registration fee is payable with respect to the Series A Trust Preferred Interests, Series B Trust Preferred Interests or Series C Trust Preferred Interests of Compass Group Diversified Holdings LLC because no additional consideration will be received by Compass Diversified Holdings upon exchange of the Series A Preferred Shares, Series B Preferred Shares and Series C Preferred Shares, respectively.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	7.875% Series B Fixed-to-Floating Rate Cumulative Preferred Shares
Fee Rate	0.01476%
Amount of Registration Fee	$ 0
Carry Forward Form Type	424B5
Carry Forward File Number	333-281931
Carry Forward Initial Effective Date	Mar. 20, 2024
Offering Note	Each Series B Preferred Share representing one beneficial interest in Compass Diversified Holdings corresponds to one underlying Series B Trust Preferred Interest of Compass Group Diversified Holdings LLC. If the trust is dissolved, each Series B Preferred Share representing a beneficial interest in Compass Diversified Holdings will be exchanged for a Series B Trust Preferred Interest of Compass Group Diversified Holdings LLC.
An unspecified number of Series A Preferred Shares, Series B Preferred Shares and Series C Preferred Shares having an aggregate offering price of up to $117,226,340.31 is being newly registered as may from time to time be offered at unspecified prices.
The filing fee is calculated in accordance with 457(o) and 457(r) of the Securities Act.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	7.875% Series B Fixed-to-Floating Rate Cumulative Trust Preferred Interests (Series B Trust Preferred Interests) of Compass Group Diversified Holdings LLC
Fee Rate	0.01476%
Carry Forward File Number	333-281931
Carry Forward Initial Effective Date	Mar. 20, 2024
Offering Note	Each Series B Preferred Share representing one beneficial interest in Compass Diversified Holdings corresponds to one underlying Series B Trust Preferred Interest of Compass Group Diversified Holdings LLC. If the trust is dissolved, each Series B Preferred Share representing a beneficial interest in Compass Diversified Holdings will be exchanged for a Series B Trust Preferred Interest of Compass Group Diversified Holdings LLC.
Pursuant to Rule 457(i)
under
the Securities Act of 1933, as
amended
(the “Securities Act”), no registration fee is payable with respect to the Series A Trust Preferred Interests, Series B Trust Preferred Interests or Series C Trust Preferred Interests of Compass Group Diversified Holdings LLC because no additional consideration will be received by Compass Diversified Holdings upon exchange of the Series A Preferred Shares, Series B Preferred Shares and Series C Preferred Shares, respectively.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	7.875% Series C Cumulative Preferred Shares
Fee Rate	0.01476%
Amount of Registration Fee	$ 0
Carry Forward Form Type	424B5
Carry Forward File Number	333-281931
Carry Forward Initial Effective Date	Mar. 20, 2024
Offering Note	Each Series C Preferred Share representing one beneficial interest in Compass Diversified Holdings corresponds to one underlying Series C Trust Preferred Interest of Compass Group Diversified Holdings LLC. If the trust is dissolved, each Series C Preferred Share representing a beneficial interest in Compass Diversified Holdings will be exchanged for a Series C Trust Preferred Interest of Compass Group Diversified Holdings LLC.
An unspecified number of Series A Preferred Shares, Series B Preferred Shares and Series C Preferred Shares having an aggregate offering price of up to $117,226,340.31 is being newly registered as may from time to time be offered at unspecified prices.
The filing fee is calculated in accordance with 457(o) and 457(r) of the Securities Act.

Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	7.875% Series C Cumulative Trust Preferred Interests (Series C Trust Preferred Interests) of Compass Group Diversified Holdings LLC
Fee Rate	0.01476%
Carry Forward Form Type	424B5
Carry Forward File Number	333-281931
Carry Forward Initial Effective Date	Mar. 20, 2024
Offering Note	Each Series C Preferred Share representing one beneficial interest in Compass Diversified Holdings corresponds to one underlying Series C Trust Preferred Interest of Compass Group Diversified Holdings LLC. If the trust is dissolved, each Series C Preferred Share representing a beneficial interest in Compass Diversified Holdings will be exchanged for a Series C Trust Preferred Interest of Compass Group Diversified Holdings LLC.
Pursuant to Rule 457(i)
under
the Securities Act of 1933, as
amended
(the “Securities Act”), no registration fee is payable with respect to the Series A Trust Preferred Interests, Series B Trust Preferred Interests or Series C Trust Preferred Interests of Compass Group Diversified Holdings LLC because no additional consideration will be received by Compass Diversified Holdings upon exchange of the Series A Preferred Shares, Series B Preferred Shares and Series C Preferred Shares, respectively.